Other Liabilities_Details Of Other Liabilities(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Other Liabilities Line Items [Line Items]
Other Liabilities	₩ 41,804,023	$ 38,489,677	₩ 29,737,259
Other financial liabilities
Other Liabilities Line Items [Line Items]
Other Liabilities	28,612,288		22,629,587
Other payables
Other Liabilities Line Items [Line Items]
Other Liabilities	14,247,067		9,485,597
Prepaid card and debit card payables
Other Liabilities Line Items [Line Items]
Other Liabilities	31,184		27,555
Accrued expenses
Other Liabilities Line Items [Line Items]
Other Liabilities	2,787,360		3,066,445
Financial guarantee contracts
Other Liabilities Line Items [Line Items]
Other Liabilities	49,286		46,428
Deposits for letter of guarantees and others
Other Liabilities Line Items [Line Items]
Other Liabilities	1,103,876		862,968
Domestic exchange settlement credits
Other Liabilities Line Items [Line Items]
Other Liabilities	938,039		2,079,636
Foreign exchanges settlement credits
Other Liabilities Line Items [Line Items]
Other Liabilities	134,678		114,316
Borrowings from other business accounts
Other Liabilities Line Items [Line Items]
Other Liabilities	0		256
Due to trust accounts
Other Liabilities Line Items [Line Items]
Other Liabilities	7,542,955		5,216,460
Liability incurred from agency relationships
Other Liabilities Line Items [Line Items]
Other Liabilities	765,844		771,609
Account for agency businesses
Other Liabilities Line Items [Line Items]
Other Liabilities	400,507		407,475
Dividend payables
Other Liabilities Line Items [Line Items]
Other Liabilities	478		473
Lease liabilities
Other Liabilities Line Items [Line Items]
Other Liabilities	559,113		544,439
Others
Other Liabilities Line Items [Line Items]
Other Liabilities	51,901		5,930
Other non-financial liabilities
Other Liabilities Line Items [Line Items]
Other Liabilities	13,191,735		7,107,672
Other payables
Other Liabilities Line Items [Line Items]
Other Liabilities	386,094		283,771
Unearned revenue
Other Liabilities Line Items [Line Items]
Other Liabilities	669,908		465,501
Accrued expenses
Other Liabilities Line Items [Line Items]
Other Liabilities	815,941		716,180
Deferred revenue on credit card points
Other Liabilities Line Items [Line Items]
Other Liabilities	211,815		206,188
Withholding taxes
Other Liabilities Line Items [Line Items]
Other Liabilities	180,092		158,992
Separate account liabilities
Other Liabilities Line Items [Line Items]
Other Liabilities	10,701,404		5,047,080
Others
Other Liabilities Line Items [Line Items]
Other Liabilities	₩ 226,481		₩ 229,960